STOCKHOLDERS DEFICIT, Narrative (FY) (Details)			6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 04, 2022 USD ($)	Mar. 04, 2021 USD ($) shares	Jun. 30, 2023 N $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) N $ / shares shares	Dec. 20, 2022 shares	Aug. 20, 2022 shares	Aug. 20, 2021 shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			1,000,000	1,000,000	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from issuance of common stock | $				$ 25,000
Stock conversion ratio					one
Stock conversion, as-converted percentage			20.00%		20.00%
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			150,000,000	150,000,000	150,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | N			1		1
Common stock, shares outstanding (in shares)			1,304,259	18,041,500	1,304,259
Common stock, shares issued (in shares)			0	0	0
Common stock, shares outstanding (in shares)			0	0	0	18,041,500
Stock conversion ratio			one-for-one basis
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			20,000,000	20,000,000	20,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | N					1
Issuance of Class B ordinary shares to Sponsor (in shares)				5,031,250
Common stock, shares issued (in shares)			4,510,375	4,510,375	4,510,375
Common stock, shares outstanding (in shares)			4,510,375	4,510,375	4,510,375
Common Class B [Member] | Investor [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock | $	$ 25,000	$ 25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		5,031,250
Number of shares forfeited (in shares)							520,875	520,875